CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
OPERATING ACTIVITIES
Net income	$ 35,757	$ 33,618
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	40,026	34,478
Amortization and write-off of deferred financing cost	2,788	272
Amortization of deferred dry dock costs	0	25
Changes in operating assets and liabilities:
Increase in restricted cash	(1)	(1)
(Increase)/decrease in accounts receivable	(14,728)	351
Decrease in prepaid expenses and other current assets	34	1,773
Decrease/(increase) in other long term assets	33	(318)
Increase/(decrease) in accounts payable	269	(456)
Increase in accrued expenses	179	982
Decrease in deferred voyage revenue	(6,388)	(3,110)
(Decrease)/increase in amounts due to related parties	(6,823)	4,883
Net cash provided by operating activities	51,146	72,497
INVESTING ACTIVITIES:
Acquisition of vessels	0	(40,820)
Deposits for acquisition of vessels	(3,361)	0
Acquisition of intangibles	0	(18,681)
Increase in restricted cash	(98,179)	0
Net cash used in investing activities	(101,540)	(59,501)
FINANCING ACTIVITIES:
Cash distributions paid	(59,872)	(51,752)
Proceeds from issuance of general partner units	1,494	1,472
Proceeds from issuance of common units, net of offering costs	69,770	68,563
Proceeds from long term debt, net of discount	245,000	0
Decrease/(increase) in restricted cash	28,700	(2,696)
Repayment of long-term debt and payment of principal	(199,689)	(35,600)
Debt issuance costs	(4,792)	0
Net cash provided by/( used in) financing activities	80,611	(20,013)
Increase/(decrease) in cash and cash equivalents	30,217	(7,017)
Cash and cash equivalents, beginning of period	32,132	48,078
Cash and cash equivalents, end of period	62,349	41,061
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION
Cash paid for interest	3,959	5,277
Due to Navios Holdings for the acquisition of Navios Buena Ventura in June 2012	$ 0	$ 8,000